JPMorgan Prime Money Market Fund Expense Example - Morgan C Shares [Member] - JPMorgan Prime Money Market Fund - Morgan	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604